As filed with the Securities and Exchange              Registration No. 33-76018
Commission on August 14, 1997                          Registration No. 811-4536

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 8 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
--------------------------------------------------------------------------------

       Variable Life Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56

        Depositor's Telephone Number, including Area Code: (860) 273-4686
--------------------------------------------------------------------------------

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56
                (Name and Complete Address of Agent for Service)
--------------------------------------------------------------------------------

It is proposed that this filing will become effective:


          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

          [X]  on August 21, 1997 pursuant to paragraph (b) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

                             VARIABLE LIFE ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                              Cross Reference Sheet


Form N-8B-2      Part I (Prospectus - Dated May 1, 1997 and
 Item No.        as Amended by Supplement Dated August 21, 1997)
 --------        -----------------------------------------------

    1            Cover Page, and as amended; The Separate Account; The Company

    2            Cover Page, and as amended; The Separate Account; The Company

    3            Not Applicable

    4 Cover Page, and as amended; Additional Information - Distribution of the Policies

    5            Cover Page, and as amended; The Separate Account; The Company

    6            The Separate Account; The Company

    7            Not Applicable

    8            Financial Statements

    9            Additional Information - Legal Matters

    10 Charges and Fees, and as amended; Policy Choices, and as amended; Policy Values; Policy Rights; Additional Information - Right to Instruct Voting of Fund Shares

    11 Allocation of Premiums, and as amended; Policy Choices, and as amended

    12 Cover Page, and as amended; Allocation of Premiums, and as amended - The Funds

    13 Charges and Fees, and as amended; Additional Information - Distribution of the Policies

    14           Policy Summary; Miscellaneous Policy Provisions

    15 Policy Summary; Allocation of Premiums, and as amended; Policy Choices, and as amended - Premium Payments; Policy Values

    16 Policy Summary; Allocation of Premiums, and as amended - The Funds; Policy Values

Form N-8B-2      Part I (Prospectus Dated May 1, 1997 and
 Item No.        as Amended by Supplement Dated August 21, 1997)
 --------        -----------------------------------------------

    17           Policy Rights

    18           Policy Choices, and as amended; Policy Rights - Policy Loans:
                 Preferred and Nonpreferred

    19           Additional Information - Reports to Policy Owners; Records and
                 Accounts

    20           Not Applicable

    21           Policy Rights - Policy Loans: Preferred and Nonpreferred

    22           Not Applicable

    23           Directors and Officers, and as amended

    24           Not Applicable

    25           The Separate Account; The Company

    26           Charges and Fees, and as amended

    27           The Company

    28           Directors and Officers, and as amended

    29           The Company

    30           Not Applicable

    31           Not Applicable

    32           Not Applicable

    33           Not Applicable

    34           Not Applicable

    35           Additional Information - The Registration Statement

    36           Not Applicable

    37           Not Applicable

    38           Additional Information - Distribution of the Policies

Form N-8B-2      Part I (Prospectus Dated May 1, 1997 and
 Item No.        as Amended by Supplement Dated August 21, 1997)
 --------        -----------------------------------------------

    39           See Item 25

    40           See Item 26

    41           See Item 27

    42           See Item 28

    43           Financial Statements

    44           Policy Values; Financial Statements

    45           Not Applicable

    46           The Separate Account; Policy Values

    47           The Separate Account; Policy Choices, and as amended; Policy
                 Values

    48           Not Applicable

    49           Not Applicable

    50           The Separate Account

    51           Cover Page, and as amended; Policy Choices, and as amended

    52 The Separate Accounts; Charges and Fees, and as amended - Fund Additions, Deletions or Substitutions

    53           Tax Matters

    54           Not Applicable

    55 Illustrations of Death Benefit, Total Account Values and Cash Surrender Values

    56           Not Applicable

    57           Not Applicable

    58           Not Applicable

    59           Financial Statements

                                     PART I

The Prospectus is incorporated into Part I of this Post-Effective Amendment No. 8 by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 (File No. 33-76018), as filed electronically on April 22, 1997.

A supplement to the Prospectus is included herein.

                   Supplement to Prospectus Dated May 1, 1997
                                 AetnaVest Plus
                    Aetna Life Insurance and Annuity Company
                             Variable Life Account B


   The prospectus dated May 1, 1997 is amended as follows:

Cover:

     The following Funds will be replaced with the designated Substitute Funds after the close of business of the New York Stock Exchange on November 26, 1997:


Replaced Fund                                     Substitute Fund
Scudder Variable Life Investment Fund--           Portfolio Partners Scudder International
 International Portfolio Class A Shares            Growth Portfolio
American Century VP Capital Appreciation          Portfolio Partners MFS Research Growth Portfolio
 (Formerly TCI Growth)
Alger American Small Capitalization Portfolio     Portfolio Partners MFS Emerging Equities Portfolio
Janus Aspen Short-Term Bond Portfolio             Aetna Variable Encore Fund (money market)

                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SUPPLEMENT SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.



                The Date of this Supplement is August 21, 1997

Form No. X76018-97

Prospectus - Page 2

     In the Section Allocation of Premiums, the Substitute Funds will take the place of the Replaced Funds after the close of business of the New York Stock Exchange on November 26, 1997. Any amounts allocated to the Replaced Funds will automatically be allocated to the Substitute Funds after that date. The following will be added:

     Portfolio Partners Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

     Portfolio Partners MFS Emerging Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

     Portfolio Partners MFS Research Growth Portfolio seeks long-term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock.

     Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio. Scudder, Stevens & Clark, Inc. serves as the subadviser to the Scudder International Growth Portfolio, and Massachusetts Financial Services Company serves as the subadviser to the MFS Emerging Equities and MFS Research Growth Portfolios.

Prospectus - Page 7

     The table under Charges & Fees--Charges Assessed Against the Underlying Funds is amended by deleting the Replaced Funds and adding the following Substitute Funds:


                                                                      Investment
                                                                     Advisory Fees      Other Expenses
                                                                     (after expense     (after expense     Total Annual
                                                                     reimbursement)     reimbursement)     Fund Expenses
Portfolio Partners Scudder International Growth Portfolio   ......       .80%               .20%               1.00%(1)
Portfolio Partners MFS Emerging Equities Portfolio    ............       .70%(2)            .13%                .83%(1)
Portfolio Partners MFS Research Growth Portfolio   ...............       .70%(2)            .15%                .85%(1)

(1) The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be as follows: 1.00% for the Scudder International Growth Portfolio; .87% for the MFS Emerging Equities Portfolio; and .92% for the MFS Research Growth Portfolio.

(2) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

Prospectus - Page 12

     The Section in the prospectus discussing Policy Choices is amended by adding the following to the Subsection on Automated Transfers (Dollar Cost Averaging):

     Amounts being transferred into a Replaced Fund will automatically be transferred into the Substitute Fund after the close of business of the New York Stock Exchange on November 26, 1997, unless you have been dollar cost averaging from the Aetna Variable Encore Fund into the Janus Aspen Short-Term Bond Portfolio. In that event, your Dollar Cost Averaging will automatically terminate after November 26, 1997. To continue with Dollar Cost Averaging after that date, you must select Funds from the then-current list of available Funds.

Prospectus - Page 21--Directors and Officers

     The list of directors and officers under Directors and Officers is amended by deleting Laura R. Estes, Gail P. Johnson and Creed R. Terry from the list.

Prospectus - Page 31--Illustrations of Death Benefit, Total Account Values and Cash Surrender Values

     The tables have been revised as follows to reflect the applicable fund expenses of the Substitute Funds instead of the Replaced Funds.

Illustrations of Death Benefit, Total Account Values and Cash Surrender Values

The tables on the following pages illustrate how the Death Benefit, Total Account Values, and Cash Surrender Values of a Policy change with the investment experience of the Funds. The tables show how the Death Benefit, Total Account Values, and Cash Surrender Values of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, annual rate of 0%, 6%, and 12%, respectively.

Tables I through IV illustrate Policies issued to males, age 45, in the preferred nonsmoker rate class and Policies issued on a unisex basis according to the Special Plans section of this Prospectus for both males and females, age 45, in the preferred nonsmoker rate class. Tables V through VIII illustrate Policies issued on a unisex basis, age 45, in the preferred nonsmoker rate class for contracts issued in states where unisex rates are required. The Death Benefit, Total Account Values, and Cash Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of each table shows the accumulated values of the premiums paid at an assumed interest rate of 5%. The third through fifth columns illustrate the Death Benefit of a Policy over the designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through the eleventh columns illustrate the Cash Surrender Values of each Policy over the designated period. Tables I, II, V and VI assume that the maximum Cost of Insurance allowable under the Policy is charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis, the maximum allowable administrative expense charge of 0.50% on an annual basis, and the maximum allowable premium load of 6% are assessed in each Policy Year. Tables III, IV, VII and VIII assume that the current scale of Cost of Insurance Rates applies during all Policy Years. These tables also assume that the current mortality and expense risk charge of 0.70% on an annual basis, the current administrative expense charge of 0.30% on an annual basis, and the current premium load of 3.5% are assessed.

The amounts shown for Death Benefit, Cash Surrender Values, and Total Account Values reflect the fact that the net investment return is lower than the gross return on the assets held in each Fund as a result of expenses paid by each Fund and other charges levied by the Separate Account.

The investment advisory fees and other Fund expenses vary by Fund from 0.35% to 1.00%. A weighted average has been used for the illustrations assuming that the Policyowner has invested in the Funds as follows: 56% in Aetna Variable Fund; 6% in Aetna Income Shares; 4% in Aetna Variable Encore Fund; 7% in Aetna Investment Advisers Fund; 0% in Aetna Ascent Variable Portfolio; 0% in Aetna Crossroads Variable Portfolio; 0% in Aetna Legacy Variable Portfolio; 5% in Portfolio Partners MFS Emerging Equities Portfolio; 4% in Portfolio Partners MFS Research Growth Portfolio; 1% in Fidelity's Contrafund Portfolio; 1% in Fidelity's Equity-Income Portfolio; 3% in Janus Aspen Growth Portfolio; 3% in Janus Aspen Aggressive Growth Portfolio; 4% in Janus Aspen Worldwide Growth

Portfolio; 1% in Janus Aspen Balanced Portfolio; and 5% in Portfolio Partners Scudder International Growth Portfolio.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit, Total Account Values, and Cash Surrender Values illustrated.

The tables illustrate the Policy Values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all Net Premiums are allocated to Variable Life Account B and if no Policy loans have been made. The tables are also based on the assumptions that the Policy Owner has not requested an increase or decrease in the Specified Amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed Insured's age, sex of insured (if necessary), and underwriting classification, the Specified Amount or premium requested, the proposed frequency of premium payments and any available riders requested. A fee of $25 is charged for each such illustration.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                              AetnaVest Plus Policy
                                     Table I
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
               MALE ISSUE AGE 45--UNISEX FOR SPECIAL PLAN POLICIES
           $6,720.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1


                Premiums
              Accumulated
                   at               Death Benefit                   Total Account Value              Cash Surrender Value
   Policy     5% Interest   Gross Annual Investment Return of    Annual Investment Return of      Annual Investment Return of
    Year        per year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
   1               7,056     500,000    500,000    500,000       4,334      4,652      4,972         662        980      1,300
   2              14,465     500,000    500,000    500,000       8,617      9,530     10,484       4,945      5,858      6,812
   3              22,244     500,000    500,000    500,000      12,690     14,477     16,421       9,018     10,805     12,749
   4              30,412     500,000    500,000    500,000      16,549     19,490     22,819      12,877     15,818     19,147
   5              38,989     500,000    500,000    500,000      20,180     24,554     29,713      16,508     20,882     26,041
   6              47,994     500,000    500,000    500,000      23,581     29,666     37,149      20,246     26,331     33,814
   7              57,450     500,000    500,000    500,000      26,724     34,800     45,156      23,756     31,832     42,188
   8              67,379     500,000    500,000    500,000      29,584     39,927     53,769      26,983     37,326     51,168
   9              77,803     500,000    500,000    500,000      32,140     45,025     63,034      29,906     42,791     60,800
  10              88,750     500,000    500,000    500,000      34,358     50,057     72,991      32,491     48,190     71,124
  15             152,258     500,000    500,000    500,000      39,497     73,215    135,553      39,466     73,184    135,522
  20             233,313     500,000    500,000    500,000      30,770     88,675    228,757      30,770     88,675    228,757
  25             336,762     500,000    500,000    500,000           0     84,722    377,093           0     84,722    377,093
  30             468,793     500,000    500,000    676,553           0     35,646    632,293           0     35,646    632,293
  20 (Age 65)    233,313     500,000    500,000    500,000      30,770     88,675    228,757      30,770     88,675    228,757

     (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AetnaVest Plus Policy
                                    Table II
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
               MALE ISSUE AGE 45--UNISEX FOR SPECIAL PLAN POLICIES
                         $4,080.00 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

                Premiums
              Accumulated
                   at                Death Benefit                   Total Account Value              Cash Surrender Value
   Policy     5% Interest   Gross Annual Investment Return of    Annual Investment Return of      Annual Investment Return of
    Year        per year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
   1               4,284    500,000     500,000    500,000       1,894      2,063      2,234          0           0          0
   2               8,782    500,000     500,000    500,000       3,778      4,239      4,722        106         567      1,050
   3              13,505    500,000     500,000    500,000       5,490      6,364      7,320      1,818       2,692      3,648
   4              18,465    500,000     500,000    500,000       7,022      8,426     10,027      3,350       4,754      6,355
   5              23,672    500,000     500,000    500,000       8,361     10,406     12,838      4,689       6,734      9,166
   6              29,139    500,000     500,000    500,000       9,500     12,290     15,756      6,165       8,955     12,421
   7              34,880    500,000     500,000    500,000      10,409     14,040     18,758      7,441      11,072     15,790
   8              40,908    500,000     500,000    500,000      11,059     15,619     21,820      8,458      13,018     19,219
   9              47,238    500,000     500,000    500,000      11,425     16,989     24,924      9,191      14,755     22,690
  10              53,884    500,000     500,000    500,000      11,468     18,099     28,030      9,601      16,232     26,163
  15              92,443    500,000     500,000    500,000       5,779     18,052     42,460      5,748      18,021     42,429
  20             141,655        0       500,000    500,000           0      1,465     49,221          0       1,465     49,221
  25             204,463        0             0    500,000           0          0     29,771          0           0     29,771
  30             284,624        0             0          0           0          0          0          0           0          0
  20 (Age 65)    141,655        0       500,000    500,000           0      1,465     49,221          0       1,465     49,221

     (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AetnaVest Plus Policy
                                   Table III
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
               MALE ISSUE AGE 45--UNISEX FOR SPECIAL PLAN POLICIES
           $6,720.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1


                Premiums
              Accumulated
                   at                 Death Benefit                  Total Account Value              Cash Surrender Value
   Policy     5% Interest   Gross Annual Investment Return of    Annual Investment Return of      Annual Investment Return of
    Year        per year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
   1               7,056     500,000    500,000    500,000       4,911      5,253      5,595       1,239      1,581      1,923
   2              14,465     500,000    500,000    500,000       9,826     10,823     11,863       6,154      7,151      8,191
   3              22,244     500,000    500,000    500,000      14,585     16,561     18,705      10,913     12,889     15,033
   4              30,412     500,000    500,000    500,000      19,164     22,448     26,156      15,492     18,776     22,484
   5              38,989     500,000    500,000    500,000      23,538     28,463     34,256      19,866     24,791     30,584
   6              47,994     500,000    500,000    500,000      27,682     34,587     43,047      24,347     31,252     39,712
   7              57,450     500,000    500,000    500,000      31,614     40,839     52,622      28,646     37,871     49,654
   8              67,379     500,000    500,000    500,000      35,344     47,238     63,080      32,743     44,637     60,479
   9              77,803     500,000    500,000    500,000      38,886     53,803     74,534      36,652     51,569     72,300
  10              88,750     500,000    500,000    500,000      42,233     60,533     87,085      40,366     58,666     85,218
  15             152,258     500,000    500,000    500,000      56,372     97,395    171,719      56,341     97,364    171,688
  20             233,313     500,000    500,000    500,000      64,253    138,940    310,273      64,253    138,940    310,273
  25             336,762     500,000    500,000    629,837      63,160    184,948    542,963      63,160    184,948    542,963
  30             468,793     500,000    500,000    988,510      46,425    234,086    923,841      46,425    234,086    923,841
  20 (Age 65)    233,313     500,000    500,000    500,000      64,253    138,940    310,273      64,253    138,940    310,273

     (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AetnaVest Plus Policy
                                    Table IV
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
               MALE ISSUE AGE 45--UNISEX FOR SPECIAL PLAN POLICIES
                         $4,080.00 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1


                Premiums
              Accumulated
                   at                Death Benefit                  Total Account Value              Cash Surrender Value
   Policy     5% Interest   Gross Annual Investment Return of    Annual Investment Return of      Annual Investment Return of
    Year        per year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
   1               4,284     500,000    500,000    500,000       2,399      2,587      2,776           0          0          0
   2               8,782     500,000    500,000    500,000       4,835      5,367      5,923       1,163      1,695      2,251
   3              13,505     500,000    500,000    500,000       7,147      8,182      9,310       3,475      4,510      5,638
   4              18,465     500,000    500,000    500,000       9,309     11,007     12,932       5,637      7,335      9,260
   5              23,672     500,000    500,000    500,000      11,294     13,812     16,787       7,622     10,140     13,115
   6              29,139     500,000    500,000    500,000      13,075     16,566     20,869       9,740     13,231     17,534
   7              34,880     500,000    500,000    500,000      14,666     19,281     25,216      11,698     16,313     22,248
   8              40,908     500,000    500,000    500,000      16,079     21,963     29,869      13,478     19,362     27,268
   9              47,238     500,000    500,000    500,000      17,323     24,621     34,873      15,089     22,387     32,639
  10              53,884     500,000    500,000    500,000      18,390     27,243     40,255      16,523     25,376     38,388
  15              92,443     500,000    500,000    500,000      21,355     40,071     74,960      21,324     40,040     74,929
  20             141,655     500,000    500,000    500,000      18,076     49,821    126,860      18,076     49,821    126,860
  25             204,463     500,000    500,000    500,000       5,158     52,086    206,711       5,158     52,086    206,711
  30             284,624           0    500,000    500,000           0     36,656    335,379           0     36,656    335,379
  20 (Age 65)    141,655     500,000    500,000    500,000      18,076     49,821    126,860      18,076     49,821    126,860

     (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AetnaVest Plus Policy
                                     Table V
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 45
           $6,360.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

                Premiums
              Accumulated
              at                      Death Benefit                  Total Account Value              Cash Surrender Value
   Policy     5% Interest   Gross Annual Investment Return of    Annual Investment Return of      Annual Investment Return of
    Year        per year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
   1               6,678     500,000    500,000    500,000       4,030      4,330      4,630         520        820      1,120
   2              13,690     500,000    500,000    500,000       8,025      8,880      9,774       4,515      5,370      6,264
   3              21,052     500,000    500,000    500,000      11,823     13,495     15,314       8,313      9,985     11,804
   4              28,783     500,000    500,000    500,000      15,411     18,160     21,274      11,901     14,650     17,764
   5              36,900     500,000    500,000    500,000      18,789     22,875     27,697      15,279     19,365     24,187
   6              45,423     500,000    500,000    500,000      21,948     27,631     34,620      18,760     24,443     31,432
   7              54,372     500,000    500,000    500,000      24,862     32,399     42,067      22,025     29,562     39,230
   8              63,769     500,000    500,000    500,000      27,512     37,161     50,077      25,026     34,675     47,591
   9              73,635     500,000    500,000    500,000      29,875     41,888     58,685      27,740     39,753     56,550
  10              83,995     500,000    500,000    500,000      31,918     46,547     67,928      30,134     44,763     66,144
  15             144,102     500,000    500,000    500,000      36,692     68,018    125,956      36,663     67,989    125,927
  20             220,814     500,000    500,000    500,000      28,919     82,510    212,075      28,919     82,510    212,075
  25             318,722     500,000    500,000    500,000           0     79,024    347,080           0     79,024    347,080
  30             443,679     500,000    500,000    620,874           0     34,769    580,256           0     34,769    580,256
  20 (Age 65)    220,814     500,000    500,000    500,000      28,919     82,510    212,075      28,919     82,510    212,075

     (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AetnaVest Plus Policy
                                    Table VI
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 45
                         $3,900.00 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

                Premiums
              Accumulated
                   at                Death Benefit                  Total Account Value              Cash Surrender Value
   Policy     5% Interest   Gross Annual Investment Return of    Annual Investment Return of      Annual Investment Return of
    Year        per year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
   1               4,095    500,000     500,000    500,000       1,757      1,917      2,078          0           0          0
   2               8,395    500,000     500,000    500,000       3,516      3,950      4,406          6         440        896
   3              12,909    500,000     500,000    500,000       5,114      5,936      6,835      1,604       2,426      3,325
   4              17,650    500,000     500,000    500,000       6,536      7,854      9,357      3,026       4,344      5,847
   5              22,627    500,000     500,000    500,000       7,779      9,696     11,978      4,269       6,186      8,468
   6              27,854    500,000     500,000    500,000       8,833     11,446     14,695      5,645       8,258     11,507
   7              33,342    500,000     500,000    500,000       9,667     13,065     17,483      6,830      10,228     14,646
   8              39,104    500,000     500,000    500,000      10,262     14,526     20,329      7,776      12,040     17,843
   9              45,154    500,000     500,000    500,000      10,588     15,787     23,206      8,453      13,652     21,071
  10              51,506    500,000     500,000    500,000      10,610     16,801     26,080      8,826      15,017     24,296
  15              88,364    500,000     500,000    500,000       5,365     16,777     39,500      5,336      16,748     39,471
  20             135,405        0       500,000    500,000           0      1,885     46,187          0       1,885     46,187
  25             195,442        0             0    500,000           0          0     29,214          0           0     29,214
  30             272,067        0             0          0           0          0          0          0           0          0
  20 (Age 65)    135,405        0       500,000    500,000           0      1,885     46,187          0       1,885     46,187

     (1) Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AetnaVest Plus Policy
                                   Table VII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 45
           $6,360.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

                Premiums
              Accumulated
                   at                 Death Benefit                  Total Account Value              Cash Surrender Value
   Policy     5% Interest   Gross Annual Investment Return of    Annual Investment Return of      Annual Investment Return of
    Year        per year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
   1               6,678     500,000    500,000    500,000       4,599      4,920      5,243       1,089      1,410      1,733
   2              13,690     500,000    500,000    500,000       9,207     10,144     11,122       5,697      6,634      7,612
   3              21,052     500,000    500,000    500,000      13,675     15,531     17,546      10,165     12,021     14,036
   4              28,783     500,000    500,000    500,000      17,978     21,063     24,547      14,468     17,553     21,037
   5              36,900     500,000    500,000    500,000      22,102     26,729     32,170      18,592     23,219     28,660
   6              45,423     500,000    500,000    500,000      26,018     32,505     40,452      22,830     29,317     37,264
   7              54,372     500,000    500,000    500,000      29,745     38,413     49,482      26,908     35,576     46,645
   8              63,769     500,000    500,000    500,000      33,288     44,465     59,349      30,802     41,979     56,863
   9              73,635     500,000    500,000    500,000      36,665     50,685     70,164      34,530     48,550     68,029
  10              83,995     500,000    500,000    500,000      39,866     57,070     82,021      38,082     55,286     80,237
  15             144,102     500,000    500,000    500,000      53,469     92,071    161,911      53,440     92,042    161,882
  20             220,814     500,000    500,000    500,000      61,285    131,561    292,341      61,285    131,561    292,341
  25             318,722     500,000    500,000    592,720      60,440    174,894    510,966      60,440    174,894    510,966
  30             443,679     500,000    500,000    931,082      44,826    220,478    870,170      44,826    220,478    870,170
  20 (Age 65)    220,814     500,000    500,000    500,000      61,285    131,561    292,341      61,285    131,561    292,341

     (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              AetnaVest Plus Policy
                                   Table VIII
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               UNISEX ISSUE AGE 45
                         $3,900.00 ANNUAL BASIC PREMIUM
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1

                Premiums
              Accumulated
                   at                 Death Benefit                  Total Account Value              Cash Surrender Value
   Policy     5% Interest   Gross Annual Investment Return of    Annual Investment Return of      Annual Investment Return of
    Year        per year    Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%   Gross 0%   Gross 6%   Gross 12%
   1               4,095     500,000    500,000    500,000       2,257      2,436      2,616           0          0          0
   2               8,395     500,000    500,000    500,000       4,556      5,060      5,587       1,046      1,550      2,077
   3              12,909     500,000    500,000    500,000       6,744      7,725      8,793       3,234      4,215      5,283
   4              17,650     500,000    500,000    500,000       8,797     10,405     12,228       5,287      6,895      8,718
   5              22,627     500,000    500,000    500,000      10,697     13,081     15,899       7,187      9,571     12,389
   6              27,854     500,000    500,000    500,000      12,414     15,721     19,796       9,226     12,533     16,608
   7              33,342     500,000    500,000    500,000      13,964     18,339     23,964      11,127     15,502     21,127
   8              39,104     500,000    500,000    500,000      15,352     20,935     28,432      12,866     18,449     25,946
   9              45,154     500,000    500,000    500,000      16,594     23,525     33,252      14,459     21,390     31,117
  10              51,506     500,000    500,000    500,000      17,679     26,095     38,450      15,895     24,311     36,666
  15              88,364     500,000    500,000    500,000      20,935     38,828     72,062      20,906     38,799     72,033
  20             135,405     500,000    500,000    500,000      18,487     49,018    122,554      18,487     49,018    122,554
  25             195,442     500,000    500,000    500,000       6,838     52,278    199,982       6,838     52,278    199,982
  30             272,067           0    500,000    500,000           0     39,295    324,051           0     39,295    324,051
  20 (Age 65)    135,405     500,000    500,000    500,000      18,487     49,018    122,554      18,487     49,018    122,554

     (1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

Financial Statements
     Following are the unaudited financial statements as of March 31, 1997 for Variable Life Account B and Aetna Life Insurance and Annuity Company.


                             VARIABLE LIFE ACCOUNT B
                              FINANCIAL STATEMENTS


                                     Index


 Statement of Assets and Liabilities as of March 31, 1997 (unaudited)    ...............   S-2
Statements of Operations and Changes in Net Assets for the three months
   ended March 31, 1997 and March 31, 1996 (unaudited)    ..............................   S-4
 Condensed Financial Information for the three months ended March 31, 1997 (unaudited)     S-5
 Notes to Financial Statements -- March 31, 1997 (unaudited)   .........................   S-8

Variable Life Account B

Statement of Assets and Liabilities--March 31, 1997 (Unaudited)



ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 2,960,415 shares (cost $89,278,680)   ........................ $ 97,909,299
 Aetna Income Shares; 1,045,713 shares (cost $13,363,458)   ........................   13,165,731
 Aetna Variable Encore Fund; 1,227,381 shares (cost $15,807,543)  ..................   15,746,491
 Aetna Investment Advisers Fund, Inc.; 1,091,726 shares (cost $15,188,940) .........   16,429,385
 Aetna Ascent Variable Portfolio; 68,622 shares (cost $854,021)   ..................      863,923
 Aetna Crossroads Variable Portfolio; 16,359 shares (cost $197,046)  ...............      196,092
 Aetna Legacy Variable Portfolio; 4,996 shares (cost $56,579)  .....................       56,152
 Alger American Small Capitalization Portfolio; 345,556 shares (cost $14,099,553)      12,460,754
 American Century VP Capital Appreciation Fund; 652,426 shares (cost $6,893,822) ...    5,558,671
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 818,103 shares (cost $15,998,533)   .....................   15,683,029
  Growth Portfolio; 187,282 shares (cost $5,537,815)  ..............................    5,489,224
  Overseas Portfolio; 32,503 shares (cost $569,345)   ..............................      577,577
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 97,944 shares (cost $1,506,123)  ........................    1,461,329
  Contrafund Portfolio; 527,095 shares (cost $8,030,087) ...........................    8,328,106
 Janus Aspen Series:
  Aggressive Growth Portfolio; 595,943 shares (cost $10,670,058)  ..................    9,541,046
  Balanced Portfolio; 287,055 shares (cost $4,047,436)   ...........................    4,320,181
  Growth Portfolio; 530,993 shares (cost $7,746,679)  ..............................    8,278,181
  Short-Term Bond Portfolio; 390,958 shares (cost $3,872,649)  .....................    3,944,763
  Worldwide Growth Portfolio; 656,748 shares (cost $12,087,431)   ..................   13,561,854
 Scudder Variable Life Investment Fund--
  International Portfolio; 847,331 shares (cost $10,042,514)   .....................   11,193,242
                                                                                     -------------
NET ASSETS (cost $235,848,312)   ................................................... $244,765,030
                                                                                     =============
Net assets represented by:
Policyholders' account values: (Notes 1 and 5)
Aetna Variable Fund:
 Policyholders' account values   ................................................... $ 97,909,299
Aetna Income Shares:
 Policyholders' account values   ...................................................   13,165,731
Aetna Variable Encore Fund:
 Policyholders' account values   ...................................................   15,746,491
Aetna Investment Advisers Fund, Inc.:
 Policyholders' account values   ...................................................   16,429,385
Aetna Ascent Variable Portfolio:
 Policyholders' account values   ...................................................      863,923
Aetna Crossroads Variable Portfolio:
 Policyholders' account values   ...................................................      196,092

Variable Life Account B

Statement of Assets and Liabilities--March 31, 1997 (unaudited & continued):

Aetna Legacy Variable Portfolio:
 Policyholders' account values   .............................. $     56,152
Alger American Small Capitalization Portfolio:
 Policyholders' account values   ..............................   12,460,754
American Century VP Capital Appreciation Fund:
 Policyholders' account values   ..............................    5,558,671
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Policyholders' account values   ..............................   15,683,029
 Growth Portfolio:
 Policyholders' account values   ..............................    5,489,224
 Overseas Portfolio:
 Policyholders' account values   ..............................      577,577
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Policyholders' account values   ..............................    1,461,329
Contrafund Portfolio:
 Policyholders' account values   ..............................    8,328,106
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Policyholders' account values   ..............................    9,541,046
 Balanced Portfolio:
 Policyholders' account values   ..............................    4,320,181
 Growth Portfolio:
 Policyholders' account values   ..............................    8,278,181
 Short-Term Bond Portfolio:
 Policyholders' account values   ..............................    3,944,763
 Worldwide Growth Portfolio:
 Policyholders' account values   ..............................   13,561,854
Scudder Variable Life Investment Fund--International Portfolio:
 Policyholders' account values   ..............................   11,193,242
                                                                -------------
                                                                $244,765,030
                                                                =============

See Notes to Financial Statements

Variable Life Account B

Statements of Operations and Changes in Net Assets



                                                                    Three Months Ended   Three Months Ended
                                                                      March 31, 1997       March 31, 1996
                                                                        (Unaudited)         (Unaudited)
                                                                    -------------------- -------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends   ......................................................    $  2,905,983         $    359,401
Expenses: (Notes 2 and 5)
 Valuation Period Deductions   ....................................        (335,872)            (216,034)
                                                                       ------------         ------------
Net investment income    ..........................................       2,570,111              143,367
                                                                       ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales  .............................................      15,319,304            3,428,998
 Cost of investments sold   .......................................      14,300,603            3,005,963
                                                                       ------------         ------------
  Net realized gain   .............................................       1,018,701              423,035
Net unrealized gain (loss) on investments: (Note 5)
 Beginning of period  .............................................      14,132,669            4,391,574
 End of period  ...................................................       8,916,718            9,478,418
                                                                       ------------         ------------
  Net change in unrealized gain (loss)  ...........................      (5,215,951)           5,086,844
                                                                       ------------         ------------
Net realized and unrealized gain (loss) on investments    .........      (4,197,250)           5,509,879
                                                                       ------------         ------------
Net (decrease) increase in net assets resulting from operations          (1,627,139)           5,653,246
                                                                       ------------         ------------
FROM UNIT TRANSACTIONS:
Variable life premium payments    .................................      32,286,413           21,128,211
Sales and administrative charges deducted by the Company  .........      (1,105,628)            (632,971)
Premiums allocated to the fixed account    ........................        (706,230)          (1,644,459)
                                                                       ------------         ------------
 Net premiums allocated to the variable account  ..................      30,474,555           18,850,781
Transfers to the Company for monthly deductions  ..................      (4,828,049)          (3,306,575)
Redemptions by contract holders   .................................      (2,187,917)          (1,152,122)
Transfers on account of policy loans    ...........................        (187,877)            (422,131)
Other  ............................................................         (52,426)              43,265
                                                                       ------------         ------------
 Net increase in net assets from unit transactions (Note 5)  ......      23,218,286           14,013,218
                                                                       ------------         ------------
Change in net assets  .............................................      21,591,147           19,666,464
NET ASSETS:
Beginning of period   .............................................     223,173,883          126,515,779
                                                                       ------------         ------------
End of period   ...................................................    $244,765,030         $146,182,243
                                                                       ============         ============

See Notes to Financial Statements

Variable Life Account B

Condensed Financial Information--Three Months Ended March 31, 1997 (Unaudited)



                                                 Value
                                               Per Unit               Increase
                                                                     (Decrease)
                                                                    in Value of            Reserves
                                        Beginning     End of        Accumulation           at End
                                        of Period     Period            Unit              of Period
                                        -----------   ---------   --------------------   ------------
Aetna Variable Fund:
 Aetna Vest  ........................     $34.932     $35.579             1.85%          $52,790,404
 Aetna Vest II  .....................      19.507      19.868             1.85%           15,918,571
 Aetna Vest Plus   ..................      16.389      16.692             1.85%           24,193,440
 Aetna Vest Estate Protector   ......      11.675      11.896             1.89%              343,196
 Corporate Specialty Market    ......      14.805      15.080             1.85%            4,663,688
Aetna Income Shares:
 Aetna Vest  ........................     $21.850     $21.739            (0.51%)           5,779,308
 Aetna Vest II  .....................      14.691      14.616            (0.51%)             964,510
 Aetna Vest Plus   ..................      11.764      11.704            (0.51%)           1,573,435
 Aetna Vest Estate Protector   ......      10.452      10.403            (0.47%)             110,600
 Corporate Specialty Market    ......      11.354      11.297            (0.51%)           4,737,878
Aetna Variable Encore Fund:
 Aetna Vest  ........................     $16.577     $16.743             1.00%            2,617,424
 Aetna Vest II  .....................      12.117      12.238             1.00%              162,807
 Aetna Vest Plus   ..................      11.388      11.502             1.00%            5,475,885
 Aetna Vest Estate Protector   ......      10.333      10.441             1.04%              391,865
 Corporate Specialty Market    ......      10.895      11.004             1.00%            7,098,510
Aetna Investment Advisers Fund, Inc.:
 Aetna Vest  ........................     $17.547     $17.424            (0.70%)           1,901,583
 Aetna Vest II  .....................      17.742      17.618            (0.70%)           4,157,201
 Aetna Vest Plus   ..................      14.880      14.775            (0.70%)           6,002,453
 Aetna Vest Estate Protector   ......      11.340      11.086            (2.24%) (1)           2,571
 Corporate Specialty Market    ......      12.954      12.863            (0.70%)           4,365,577
Aetna Ascent Variable Portfolio:
 Aetna Vest  ........................     $11.828     $11.771            (0.48%)             135,740
 Aetna Vest II  .....................      11.828      11.771            (0.48%)              99,315
 Aetna Vest Plus   ..................      11.828      11.771            (0.48%)             626,288
 Aetna Vest Estate Protector   ......      11.886      11.789            (0.82%) (2)           2,580
Aetna Crossroads Variable
 Portfolio:
 Aetna Vest  ........................     $11.474     $11.453            (0.18%)              28,023
 Aetna Vest II  .....................      11.544      11.453            (0.79%) (1)           1,917
 Aetna Vest Plus   ..................      11.474      11.453            (0.18%)             165,657
 Aetna Vest Estate Protector   ......      11.487      11.470            (0.14%)                 495
Aetna Legacy Variable Portfolio:
 Aetna Vest II  .....................     $11.263     $11.076            (1.66%) (2)           9,557
 Aetna Vest Plus   ..................      11.118      11.076            (0.38%)              46,595

Variable Life Account B

Condensed Financial Information--Three Months Ended March 31, 1997 (unaudited & continued)

                                                                   Increase
                                            Value Per Unit        (Decrease)
                                                                  in Value of       Reserves
                                        Beginning     End of      Accumulation       at End
                                        of Period     Period           Unit         of Period
                                        -----------   ---------   --------------   ------------
Alger American Small
 Capitalization Portfolio:
 Aetna Vest  ........................     $16.051     $14.113         (12.07%)      1,043,585
 Aetna Vest II  .....................      16.052      14.114         (12.07%)        635,959
 Aetna Vest Plus   ..................      16.043      14.106         (12.07%)      5,680,005
 Aetna Vest Estate Protector   ......       9.982       8.780         (12.04%)        253,395
 Corporate Specialty Market    ......      13.201      11.607         (12.07%)      4,847,810
American Century VP Capital
 Appreciation Fund:
 Aetna Vest  ........................     $12.534     $10.646         (15.06%)        840,154
 Aetna Vest II  .....................      12.590      10.694         (15.06%)        310,402
 Aetna Vest Plus   ..................      12.419      10.548         (15.06%)      3,515,587
 Aetna Vest Estate Protector   ......       9.511       8.082         (15.03%)          2,691
 Corporate Specialty Market    ......      11.358       9.647         (15.06%)        889,837
Fidelity Investments Variable
 Insurance Products Fund:
Equity-Income Portfolio:
 Aetna Vest  ........................     $10.871     $10.968           0.90%          87,359
 Aetna Vest II  .....................      10.871      10.968           0.90%          48,971
 Aetna Vest Plus   ..................      10.871      10.968           0.90%       2,014,106
 Aetna Vest Estate Protector   ......      10.883      10.985           0.93%         252,126
 Corporate Specialty Market    ......      12.512      12.624           0.90%      13,280,467
Growth Portfolio:
 Corporate Specialty Market    ......     $11.255     $10.952          (2.69%)      5,489,224
Overseas Portfolio:
 Corporate Specialty Market    ......     $11.241     $11.578           2.99%         577,577
Fidelity Investments Variable
 Insurance Products Fund II:
Asset Manager Portfolio:
 Corporate Specialty Market    ......     $12.022     $11.987          (0.30%)      1,461,329
Contrafund Portfolio:
 Aetna Vest  ........................     $11.525     $11.309          (1.88%)        305,794
 Aetna Vest II  .....................      11.525      11.309          (1.88%)         94,053
 Aetna Vest Plus   ..................      11.525      11.309          (1.88%)      1,620,391
 Aetna Vest Estate Protector   ......      11.538      11.326          (1.84%)        158,332
 Corporate Specialty Market    ......      12.396      12.164          (1.88%)      6,149,536
Janus Aspen Series:
Aggressive Growth Portfolio:
 Aetna Vest  ........................     $16.153     $14.143         (12.44%)        737,026
 Aetna Vest II  .....................      16.153      14.143         (12.44%)        458,338

Variable Life Account B

Condensed Financial Information--Three Months Ended March 31, 1997 (unaudited & continued):

                                                                     Increase
                                            Value Per Unit          (Decrease)
                                                                   in Value of        Reserves
                                        Beginning     End of       Accumulation        at End
                                        of Period     Period           Unit           of Period
                                        -----------   ---------   -----------------   -----------
 Aetna Vest Plus   ..................     $16.153     $14.143         (12.44%)        $3,517,794
 Aetna Vest Estate Protector   ......       9.797       8.581         (12.41%)           311,336
 Corporate Specialty Market    ......      12.120      10.611         (12.44%)         4,516,552
Balanced Portfolio:
 Aetna Vest  ........................     $13.966     $14.196           1.64%         $   97,246
 Aetna Vest II  .....................      14.075      14.306           1.64%             84,618
 Aetna Vest Plus   ..................      13.960      14.189           1.64%          2,082,733
 Aetna Vest Estate Protector   ......      11.101      11.288           1.68%             35,062
 Corporate Specialty Market    ......      12.242      12.443           1.64%          2,020,522
Growth Portfolio:
 Aetna Vest  ........................     $14.898     $14.938           0.27%         $  541,273
 Aetna Vest II  .....................      14.884      14.924           0.27%          1,002,167
 Aetna Vest Plus   ..................      14.863      14.903           0.27%          4,160,826
 Aetna Vest Estate Protector   ......      10.857      10.890           0.31%            146,512
 Corporate Specialty Market    ......      12.232      12.265           0.27%          2,427,403
Short-Term Bond Portfolio:
 Aetna Vest  ........................     $11.289     $11.397           0.95%         $    6,924
 Aetna Vest II  .....................      11.277      11.385           0.95%              1,372
 Aetna Vest Plus   ..................      11.247      11.354           0.95%            273,539
 Aetna Vest Estate Protector   ......      10.389      10.465           0.73% (1)          1,539
 Corporate Specialty Market    ......      10.468      10.568           0.95%          3,661,389
Worldwide Growth Portfolio:
 Aetna Vest  ........................     $16.364     $17.339           5.96%         $1,547,127
 Aetna Vest II  .....................      16.368      17.344           5.96%            940,957
 Aetna Vest Plus   ..................      16.348      17.322           5.96%          6,185,375
 Aetna Vest Estate Protector   ......      11.811      12.519           6.00%            310,828
 Corporate Specialty Market    ......      13.459      14.262           5.96%          4,577,567
Scudder Variable Life Investment
 Fund--International Portfolio:
 Aetna Vest  ........................     $14.543     $14.813           1.86%         $2,402,152
 Aetna Vest II  .....................      14.453      14.722           1.86%            675,216
 Aetna Vest Plus   ..................      14.373      14.640           1.86%          5,406,958
 Aetna Vest Estate Protector   ......      10.898      11.105           1.90%             99,911
 Corporate Specialty Market    ......      12.043      12.267           1.86%          2,609,005

Notes to Condensed Financial Information:

   (1)--Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.

   (2)--Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.

Variable Life Account B

Notes to Financial Statements--March 31, 1997 (Unaudited):


1. Summary of Significant Accounting Policies

   Variable Life Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on March 31, 1997:

   Aetna Variable Fund                      Fidelity Investments Variable
   Aetna Income Shares                        Insurance Products Fund II:
   Aetna Variable Encore Fund               [bullet] Asset Manager Portfolio
   Aetna Investment Advisers Fund, Inc.     [bullet] Contrafund Portfolio
   Aetna Ascent Variable Portfolio          Janus Aspen Series:
   Aetna Crossroads Variable Portfolio      [bullet] Aggressive Growth Portfolio
   Aetna Legacy Variable Portfolio          [bullet] Balanced Portfolio
   Alger American Small Capitalization      [bullet] Growth Portfolio
     Portfolio                              [bullet] Short-Term Bond Portfolio
   American Century VP Capital              [bullet] Worldwide Growth Portfolio
     Appreciation Fund                      Scudder Variable Life Investment
   Fidelity Investments Variable              Fund--International Portfolio
     Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio

     b. Other

   Other Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.

Variable Life Account B

Notes to Financial Statements--March 31, 1997 (unaudited & continued):

3. Dividend Income

   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) on investments in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the three months ended March 31, 1997 and 1996 aggregated $41,107,702 and $15,319,304 and $17,583,396 and $3,428,998,
   respectively.

Variable Life Account B

Notes to Financial Statements--March 31, 1997 (unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets--Three-Months Ended March 31, 1997

                                                               Valuation       Proceeds      Cost of         Net
                                                                 Period          from      Investments    Realized
                                                 Dividends     Deductions       Sales          Sold      Gain (Loss)
                                                ------------ --------------- ------------- ------------- ------------
Aetna Variable Fund:
 PolicyHolder's account values  ...............   $        0  $  (138,689)     $ 2,085,493   $ 1,533,994 $ 551,499
Aetna Income Shares:
 PolicyHolders' account values  ...............            0      (19,010)         862,682       883,816   (21,134)
Aetna Variable Encore Fund:
 PolicyHolder's account values  ...............      372,968      (15,420)       5,214,143     5,282,921   (68,778)
Aetna Investment Advisers Fund, Inc.:
 PolicyHolder's account values  ...............            0      (23,413)         326,908       270,907    56,001
Aetna Ascent Variable Portfolio:
 PolicyHolder's account values  ...............            0       (1,012)         719,965       718,546     1,419
Aetna Crossroads Variable Portfolio:
 PolicyHolder's account values  ...............            0         (219)         151,692       151,595        97
Aetna Legacy Variable Portfolio:
 PolicyHolder's account values  ...............            0          (45)          31,294        31,283        11
Alger American Small Capitalization Portfolio:
 PolicyHolder's account values  ...............            0      (18,952)       1,610,023     1,464,966   145,057
American Century VP Capital Appreciation Fund:
 PolicyHolder's account values  ...............      132,455       (9,411)         628,578       573,692    54,886
Fidelity Investments Variable Insurance
 Products Fund:
Equity-Income Portfolio:
 PolicyHolder's account values  ...............    1,485,715      (20,823)          95,203        90,944     4,259
Growth Portfolio:
 PolicyHolder's account values  ...............      192,233       (7,619)         105,973       100,096     5,877
Overseas Portfolio:
 PolicyHolder's account values  ...............       46,706         (768)           6,580         5,914       666
Fidelity Investments Variable Insurance
 Products Fund II:
Asset Manager Portfolio:
 PolicyHolder's account values  ...............      175,953       (2,076)          36,869        35,726     1,143
Contrafund Portfolio:
 PolicyHolder's account values  ...............      235,708      (10,954)         181,301       150,422    30,879
Janus Aspen Series:
Aggressive Growth Portfolio:
 PolicyHolder's account values  ...............            0      (13,717)       2,488,643     2,394,608    94,035
Balanced Portfolio:
 PolicyHolder's account values  ...............            0       (5,499)         141,829       115,577    26,252
Growth Portfolio:
 PolicyHolder's account values  ...............            0      (11,143)         130,246        96,623    33,623
Short-Term Bond Portfolio:
 PolicyHolder's account values  ...............            0       (5,429)          30,221        29,518       703
Worldwide Growth Portfolio:
 PolicyHolder's account values  ...............            0      (16,324)         128,784        88,357    40,427
Scudder Variable Life Investment Fund -
International Portfolio:
 PolicyHolder's account values  ...............      264,245      (15,349)         342,877       281,098    61,779
                                                 -----------  -----------     ------------  ------------ ----------
Total Variable Life Account B   ...............   $2,905,983  $  (335,872)     $15,319,304   $14,300,603 $1,018,701
                                                 ===========  ===========     ============  ============ ==========

                                                       Net Increase
         Net Unrealized                  Net           (Decrease) In
           Gain (Loss)                Change in        Net Assets                 Net Assets
 Beginning            End            Unrealized         from Unit        Beginning          End
 of Period         of Period         Gain (Loss)       Transactions      of Period       of Period
---------------   ---------------   ----------------   --------------   --------------   -------------
 $ 7,294,643       $  8,630,619      $  1,335,976       $ 3,288,887     $ 92,871,626     $ 97,909,299
    (190,180)          (197,727)           (7,547)           33,635       13,179,787       13,165,731
     106,394            (61,052)         (167,446)        6,532,982        9,092,185       15,746,491
   1,383,931          1,240,445          (143,486)          748,742       15,791,541       16,429,385
      15,645              9,902            (5,743)          323,881          545,378          863,923
        (191)              (954)             (763)           73,285          123,692          196,092
          20               (427)             (447)           42,670           13,963           56,152
     172,057         (1,638,799)       (1,810,856)        1,059,422       13,086,083       12,460,754
    (146,911)        (1,335,151)       (1,188,240)           86,456        6,482,525        5,558,671
   1,096,283           (315,504)       (1,411,787)        2,315,452       13,310,213       15,683,029
     294,867            (48,591)         (343,458)          589,662        5,052,529        5,489,224
      37,941              8,232           (29,709)           28,355          532,327          577,577
     134,978            (44,794)         (179,772)           55,895        1,410,186        1,461,329
     730,883            298,019          (432,864)        1,593,647        6,911,690        8,328,106
     249,074         (1,129,012)       (1,378,086)        1,175,887        9,662,927        9,541,046
     243,163            272,745            29,582           695,501        3,574,345        4,320,181
     566,478            531,502           (34,976)        1,116,030        7,174,647        8,278,181
      26,773             72,114            45,341            76,300        3,827,848        3,944,763
     872,277          1,474,423           602,146         3,020,469        9,915,136       13,561,854
   1,244,544          1,150,728           (93,816)          361,128       10,615,255       11,193,242
 -----------       ------------      ------------       ------------    -------------    -------------
 $14,132,669       $  8,916,718      $ (5,215,951)      $23,218,286     $223,173,883     $244,765,030
 ===========       ============      ============       ============    =============    =============

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   Index to Consolidated Financial Statements

                                                                                             Page
Consolidated Statements of Income for the three months ended March 31, 1997 and 1996         F-2
  (unaudited)   .
Consolidated Balance Sheets as of March 31, 1997 (unaudited) and December 31, 1996  ......   F-3
Consolidated Statements of Changes in Shareholder's Equity for the three months ended
   March 31, 1997 and 1996 (unaudited)    ................................................   F-4
Consolidated Statements of Cash Flows for the three months ended March 31, 1997 and 1996
   (unaudited)    ........................................................................   F-5
Condensed Notes to Consolidated Financial Statements as of March 31, 1997 (unaudited)  ...   F-7

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                          (unaudited)
                                                        3 Months Ended
                                                           March 31,
                                                       ------------------
                                                         1997      1996
                                                       --------   -------
Revenue:
 Premiums                                                $ 52.3   $ 34.0
 Charges assessed against policyholders                   109.7     92.0
 Net investment income                                    267.8    257.6
 Net realized capital gains                                 5.0     14.9
 Other income                                               9.7     12.2
                                                        -------   -------
  Total revenue                                           444.5    410.7
Benefits and expenses:
 Current and future benefits                              272.0    236.9
 Operating expenses                                        78.2     87.2
 Amortization of deferred policy acquisition costs         19.9     17.5
                                                        -------   -------
  Total benefits and expenses                             370.1    341.6
Income before income taxes                                 74.4     69.1
Income taxes                                               24.0     20.6
                                                        -------   -------
Net income                                               $ 50.4   $ 48.5
                                                        =======   =======

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)


                                                                    (unaudited)
                                                                     March 31,      December 31,
Assets                                                                 1997            1996
------                                                              ------------   -------------
Investments:
 Debt securities, available for sale, at fair value
  (amortized cost: $12,378.5 and $12,539.1)                           $12,428.6      $12,905.5
 Equity securities, available for sale:
  Non-redeemable preferred stock (cost: $141.3 and $107.6)                152.1          119.0
  Investment in affiliated mutual funds (cost: $64.2 and $77.3)            67.9           81.1
  Common stock (cost: $0.0 and $0.0)                                        0.1            0.3
  Short-term investments                                                   45.5           34.8
  Mortgage loans                                                           12.9           13.0
  Policy loans                                                            408.4          399.3
                                                                     ----------      ----------
   Total investments                                                   13,115.5       13,553.0
 Cash and cash equivalents                                                758.9          459.1
 Accrued investment income                                                185.3          159.0
 Premiums due and other receivables                                        32.6           26.6
 Deferred policy acquisition costs                                      1,560.1        1,515.3
 Reinsurance loan to affiliate                                            593.7          628.3
 Other assets                                                              32.6           33.7
 Separate Accounts assets                                              16,460.1       15,318.3
                                                                     ----------      ----------
   Total assets                                                       $32,738.8      $31,693.3
                                                                     ==========      ==========
Liabilities and Shareholder's Equity
------------------------------------
Liabilities:
 Future policy benefits                                               $ 3,613.3      $ 3,617.0
 Unpaid claims and claim expenses                                          37.4           28.9
 Policyholders' funds left with the Company                            10,529.2       10,663.7
                                                                     ----------      ----------
   Total insurance reserve liabilities                                 14,179.9       14,309.6
 Other liabilities                                                        392.8          354.7
 Income taxes:
  Current                                                                  29.1           20.7
  Deferred                                                                 62.1           80.5
 Separate Accounts liabilities                                         16,460.1       15,318.3
                                                                     ----------      ----------
   Total liabilities                                                   31,124.0       30,083.8
                                                                     ----------      ----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                            2.8            2.8
 Paid-in capital                                                          418.0          418.0
 Net unrealized capital gains                                              13.6           60.5
 Retained earnings                                                      1,180.4        1,128.2
                                                                     ----------      ----------
   Total shareholder's equity                                           1,614.8        1,609.5
                                                                     ----------      ----------
   Total liabilities and shareholder's equity                         $32,738.8      $31,693.3
                                                                     ==========      ==========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                     (unaudited)
                                              3 Months Ended March 31,
                                            -----------------------------
                                               1997            1996
                                            -------------   -------------
Shareholder's equity, beginning of year      $ 1,609.5       $ 1,583.0
Net change in unrealized capital gains           (46.9)          (75.9)
Net income                                        50.4            48.5
Other changes                                      1.8               -
                                             ---------       ---------
Shareholder's equity, end of period          $ 1,614.8       $ 1,555.6
                                             =========       =========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                       (unaudited)
                                                                3 Months Ended March 31,
                                                               ---------------------------
                                                                  1997           1996
                                                               ------------   ------------
Cash Flows from Operating Activities:
 Net income                                                    $    50.4      $    48.5
 Adjustments to reconcile net income to net cash
  provided by (used for) operating activities:
 Increase in accrued investment income                             (26.3)         (10.9)
 (Increase) decrease in premiums due and other receivables          (3.2)           0.5
 Increase in policy loans                                           (9.1)          (6.0)
 Increase in deferred policy acquisition costs                     (44.8)         (34.3)
 Decrease in reinsurance loan to affiliate                          34.6            9.5
 Net increase in universal life account balances                    63.6           53.0
 Decrease in other insurance reserve liabilities                   (22.0)         (52.4)
 Net decrease in other liabilities and other assets                 (4.9)         (85.3)
 Increase in income taxes                                           18.4           11.8
 Net accretion of discount on investments                          (16.9)         (16.9)
 Net realized capital gains                                         (5.0)         (14.9)
                                                               ----------     ----------
  Net cash provided by (used for) operating activities              34.8          (97.4)
                                                               ----------     ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                             1,380.4        1,634.8
  Equity securities                                                 14.8           48.7
  Mortgage loans                                                     0.1             --
 Investment maturities and collections of:
  Debt securities available for sale                               227.4          255.4
  Short-term investments                                            10.4           10.0
 Cost of investment purchases in:
  Debt securities available for sale                            (1,376.5)      (1,918.0)
  Equity securities                                                (33.8)         (26.1)
  Short-term investments                                           (21.1)         (19.5)
                                                               ----------     ----------
  Net cash provided by (used for) investing activities             201.7          (14.7)
                                                               ----------     ----------

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                Consolidated Statements of Cash Flows (Continued)

                                   (millions)

                                                                     (unaudited)
                                                              3 Months Ended March 31,
                                                             ---------------------------
                                                               1997           1996
                                                             ------------   ------------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts          390.2          429.9
 Withdrawals of investment contracts                             (326.9)        (332.0)
                                                              ---------      ---------
  Net cash provided by financing activities                        63.3           97.9
                                                              ---------      ---------
Net increase (decrease) in cash and cash equivalents              299.8          (14.2)
Cash and cash equivalents, beginning of period                    459.1          568.8
                                                              ---------      ---------
Cash and cash equivalents, end of period                      $   758.9      $   554.6
                                                              =========      =========
Supplemental cash flow information:
 Income taxes paid, net                                       $     9.4      $    12.0
                                                              =========      =========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
              Condensed Notes to Consolidated Financial Statements
                                   (unaudited)

1. Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1996 financial information to conform to the 1997 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1996 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2. Future Application of Accounting Standards

Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

3. Financial Instruments

The Company engages in hedging activities to manage interest rate and price risks. Such hedging activities have principally consisted of using off-balance sheet instruments such as futures and forward contracts and interest rate swap agreements. There were no such contracts or agreements open as of March 31, 1997.

4. Severance and Facilities Charges

In the second quarter of 1996, the Company was allocated severance and facilities reserves from Aetna to reflect actions taken or to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
        Condensed Notes to Consolidated Financial Statements (Continued)
                                   (unaudited)

4. Severance and Facilities Charges (Continued)

In the third quarter of 1996, the Company established severance and facilities reserves in the Financial Services and Individual Life Insurance segments to reflect actions taken or to be taken in order to make its businesses more competitive.

Activity for the three months ended March 31, 1997 within the severance and facilities reserves (pretax, in millions) and positions eliminated related to such actions were as follows:

                                        Reserve      Positions
                                        ----------   ----------
 Balance at December 31, 1996  ......   $  47.9          524
 Actions taken (1) ..................     (10.9)         (88)
                                        --------       -----
  Balance at March 31, 1997 .........   $  37.0          436
                                        ========       =====

(1) Includes $6.3 million of the Company's severance-related actions and $3.9 million of corporate allocation-related actions.

The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and vacating of certain leased office space are expected to be substantially completed in 1997.

5. Related Party Transactions

Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced.

6. Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.


Form No: X76018-97

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRATION STATEMENT

This Post-Effective Amendment No. 8 to Registration Statement No. 33-76018 is comprised of the following papers and documents:

[bullet] The facing sheet.

[bullet] One Supplement to the Prospectus for the AetnaVest Plus Variable Life
         Insurance Policy consisting of 32 pages

[bullet] The undertaking to file reports

[bullet] The undertaking pursuant to Rule 484

[bullet] Representation pursuant to Section 26(e)(2)(A) of the Investment
         Company Act of 1940

[bullet] The signatures

[bullet] Written consents of the following persons:

         A.   Consent of Counsel (included as part of Exhibit No. 2 below)

         B.   Actuarial Consent (included as part of Exhibit No. 6 below)

         C.   Consent of Independent Auditors (included as Exhibit No. 7 below)

      The following Exhibits:

         1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:

              (1)        Resolution establishing Variable Life Account B(1)

              (2)        Not applicable

              (3)(i)     Master General Agent Agreement(1)

              (3)(ii)    Life Insurance General Agent Agreement(1)

              (3)(iii)   Broker Agreement(1)

              (3)(iv)    Life Insurance Broker-Dealer Agreement(1)

              (4)        Not applicable

              (5)(i)     Form of AetnaVest Plus Policy (38899-93)(2)

              (5)(ii) Disability Benefit Rider (70174-93) to AetnaVest Plus Policy 38899-93(2)

              (5)(iii) Unisex Amendment rider (70211-95US) for use with AetnaVest Plus Policy 38899-93(2)

              (6)(i) Certificate of Incorporation and By-Laws of Aetna Life Insurance and Annuity Company, Depositor(3)

              (6)(ii) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(4)

              (7)        Not applicable

              (8)(i) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
                         and March 1, 1996(4)

              (8)(ii) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
                         and March 1,1996(4)

              (8)(iii) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(5)

              (8)(iv) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(6)

              (9)        Not applicable


              (10)(i)    Form of Application for AetnaVest Plus Policy
                         (38900-94)

              (10)(ii) Supplement (70268-97) to Form of Application No 38900-94 for the AetnaVest Plus Policy(7)

         2.   Opinion and Consent of Counsel

         3.   Not applicable

         4.   Not applicable

         5.   See Item (27) below

         6.   Actuarial Opinion and Consent

         7.   Consent of Independent Auditors

         8.   Copy of Power of Attorney(8)

         (27) Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on February 16, 1996.

2. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-76018), as filed electronically on April 22, 1997.

3. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.

6. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.

7. Incorporated by reference to Registration Statement on Form S-6 (File No. 333-27337), as filed electronically on May 16, 1997.

8. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on July 14, 1997. In addition, a certified copy of the resolution adopted by the Depositor's Board of Directors authorizing filings pursuant to a power of attorney as required by Rule 478 under the Securities Act of 1933 is incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Life Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 8 to its Registration Statement on Form S-6 (File No. 33-76018) and has caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, State of Connecticut, on the 14th day of August, 1997.

                                    VARIABLE LIFE ACCOUNT B OF
                                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                   (Registrant)

(SEAL)

ATTEST: /s/ Kirk P. Wickman
       ---------------------------
             Kirk P. Wickman
             Secretary

                                    By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                              (Depositor)

                                    By: Daniel P. Kearney*
                                        ---------------------------------------
                                        Daniel P. Kearney
                                        Principal Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 (File No. 33-76018) has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature               Title                               Date

Daniel P. Kearney*      Director and President               )
----------------------- (Principal Executive Officer)        )
Daniel P. Kearney                                            )
                                                             )
                                                             )
Christopher J. Burns*   Director                             )   August
-----------------------                                      )
Christopher J. Burns                                         )   14, 1997
                                                             )

J. Scott Fox*           Director                             )
-----------------------                                      )
J. Scott Fox                                                 )
                                                             )
                                                             )
Timothy A. Holt*        Director                             )
-----------------------                                      )
Timothy A. Holt                                              )
                                                             )
                                                             )
John Y. Kim*             Director                            )
-----------------------                                      )
John Y. Kim                                                  )
                                                             )
                                                             )
Shaun P. Mathews*        Director                            )
-----------------------                                      )
Shaun P. Mathews                                             )
                                                             )
                                                             )
Glen Salow*              Director                            )
-----------------------                                      )
Glen Salow                                                   )
                                                             )
                                                             )
Deborah Koltenuk*        Vice President and Treasurer,       )
-----------------------  Corporate Controller                )
Deborah Koltenuk                                             )




By:      /s/ Julie E. Rockmore
         --------------------------------
        *Julie E. Rockmore
         Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX


Exhibit No.         Exhibit                                                                                Page

99-1.1              Resolution establishing Variable Life Account B                                          *

99-1.3(i)           Master General Agent Agreement                                                           *

99-1.3(ii)          Life Insurance General Agent Agreement                                                   *

99-1.3(iii)         Broker Agreement                                                                         *

99-1.3(iv)          Life Insurance Broker-Dealer Agreement                                                   *

99-1.5(i)           Form of AetnaVest Plus Policy (38899-93)                                                 *

99-1.5(ii)          Disability Benefit Rider to AetnaVest Plus Policy 38899-93                               *

99-1.5(iii)         Unisex Amendment Rider (70211-95US) for use with AetnaVest Plus Policy 38899-93          *

99-1.6(i)           Certificate of Incorporation and By-Laws of Aetna Life Insurance and Annuity             *
                    Company, Depositor

99-1.6(ii)          Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity            *
                    Company

99-1.8(i)           Fund Participation Agreement between Aetna Life Insurance                                *
                    and Annuity Company, Variable Insurance Products Fund and
                    Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                    January 1, 1996 and March 1, 1996

99-1.8(ii)          Fund Participation Agreement between Aetna Life Insurance                                *
                    and Annuity Company, Variable Insurance Products Fund II
                    and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
                    1995, January 1, 1996 and March 1,1996

*Incorporated by reference






Exhibit No.         Exhibit                                                                          Page

99-1.8(iii)         Service Agreement between Aetna Life Insurance and Annuity Company and                   *
                    Fidelity Investments Institutional Operations Company dated as of November 1,
                    1995

99-1.8(iv)          Fund Participation Agreement between Aetna Life Insurance and Annuity Company            *
                    and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996

99-1.10(i)          Form of Application for AetnaVest Plus Policy (38900-94)                         _________

99-1.10(ii)         Supplement (70268-97) to Form of Application No 38900-94                                 *

99-2                Opinion and Consent of Counsel                                                   _________

99-6                Actuarial Opinion and Consent                                                    _________

99-7                Consent of Independent Auditors                                                  _________

99-8                Copy of Power of Attorney                                                                *

27                  Financial Data Schedule                                                          _________

*Incorporated by reference